UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Kleinheinz Capital Partners, Inc.
Address:       201 Main Street, Suite 2001, Fort Worth, Texas 76102

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James K. Phillips
Title:       Chief Financial Officer
Phone:       817-348-8100

Signature, Place, and Date of Signing:

  /S/ James K. Phillips         Fort Worth, Texas          February 12, 2002
  ---------------------         ------------------------   -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           60

Form 13F Information Table Value Total:           $140,296

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
ADVANCED MICRO DEVICES    COM      007903107      1,586     100,000   SH             SOLE                 100,000
  INC
AETHER SYS INC            SUB NT   00808VAA3      1,770   3,000,000   PRN            SOLE               3,000,000
                          CV 6%05
AFFYMETRIX INC            COM      00826T108      4,341     115,000   SH             SOLE                 115,000
ALLEGIANCE TELECOM INC    COM      01747T102      2,736     330,000   SH             SOLE                 330,000
AMERICA MOVIL S A DE C V  SPON ADR 02364W105      2,435     125,000   SH             SOLE                 125,000
                          L SHS
APOGENT TECHNOLOGIES INC  COM      03760A101      3,225     125,000   SH             SOLE                 125,000
APRIA HEALTHCARE GROUP    COM      037933108      1,999      80,000   SH             SOLE                  80,000
  INC
ARCHER DANIELS MIDLAND CO COM      039483102      1,435    100,000    SH             SOLE                 100,000
BANCO LATINOAMERICANO DE  CL E     P16994132      1,122      40,000   SH             SOLE                  40,000
  EXPO
BECTON DICKINSON & CO     COM      075887109      1,658      50,000   SH             SOLE                  50,000
CABLE & WIRELESS PUB LTD  SPONSOR- 126830207      1,333      90,000   SH             SOLE                  90,000
  CO                      ED ADR
CIMA LABS INC             COM      171796105      1,085      30,000   SH             SOLE                  30,000
CEPHALON INC              COM      156708109      7,381      97,650   SH             SOLE                  97,650
CHINA MOBILE HONG KONG    SPONSOR- 16941M109        437      25,000   SH             S0LE                  25,000
  LTD                     ED ADR
COMMUNITY HEALTH SYS INC  COM      203668108      1,275      50,000   SH             SOLE                  50,000
  NEWCO
COMPANIA DE TELECOMUNICS  SPON ADR 204449300      1,346     100,000   SH             SOLE                 100,000
  DE CHILE                NEW
CONAGRA FOODS INC         COM      205887102      1,783      75,000   SH             SOLE                  75,000
CRESCENT REAL ESTATE      COM      225756105      1,087      60,000   SH             SOLE                  60,000
  EQUITIES
DEUTSCHE TELEKOM AG       SPONSOR- 251566105        507      30,000   SH             SOLE                  30,000
                          ED ADR
EARTHLINK INC             COM      270321102      2,434     200,000   SH             SOLE                 200,000
ECLYPSYS CORP             COM      278856109      1,675     100,000   SH             SOLE                 100,000
ENDWAVE CORP              COM      29264A107        909     797,000   SH             SOLE                 797,000
E TRADE GROUP INC         SUB NT   269246ABO        814   1,000,000   PRN            SOLE               1,000,000
                          CV 6%07
GENERAL MTRS CORP         CL H NEW 370442832        618      40,000   SH             SOLE                  40,000
HEALTHSOUTH CORP          COM      421924101      1,853     125,000   SH             SOLE                 125,000
HUMANA INC                COM      444859102      1,179     100,000   SH             SOLE                 100,000
ICO HLDGS INC             COM      449293109        587     497,850   SH             SOLE                 497,850
INSPIRE INS SOLUTIONS CO  COM      457732105        115     349,500   SH             SOLE                 349,500
INTERPORE INTL            COM      46062W107        437      52,500   SH             SOLE                  52,500
INTERTRUST TECHNOLOGIES   COM      46113Q109        603     490,000   SH             SOLE                 490,000
  CORP
KNIGHTSBRIDGE TANKERS LTD ORD      G5299G106      3,959     245,910   SH             SOLE                 245,910
LEUCADIA NATL CORP        COM      527288104      2,887     100,000   SH             SOLE                 100,000
LIBERTY MEDIA CORP NEW    COM SER  530718105      1,750     125,000   SH             SOLE                 125,000
                          A
LONE STAR STEAKHOUSE      COM      542307103      1,261      85,000   SH             SOLE                  85,000
  SALOON
MORGAN STANLEY EMER MKTS  COM      61744H105      2,590     350,000   SH             SOLE                 350,000
  DEBT
MED-DESIGN CORP           COM      583926100        591      30,000   SH             SOLE                  30,000
MICROSOFT CORP            COM      594918104      6,625     100,000   SH             SOLE                 100,000
NATIONAL SEMICONDUCTOR    COM      637640103      3,079     100,000   SH             SOLE                 100,000
  CORP
NIPPON TELEG & TEL CORP   SPONSOR- 654624105        535      33,000   SH             SOLE                  33,000
                          ED ADR
NORDIC AMERICAN TANKER    COM      G65773106      2,285     165,000   SH             SOLE                 165,000
  SHIPPING
NORTEL NETWORKS CORP NEW  COM      656568102      3,730     500,000   SH             SOLE                 500,000
OPEN JT STK               SPONSOR- 68370R109      1,303      50,000   SH             SOLE                  50,000
  CO-VIMPELCOMMUNIC       ED ADR
OPENWAVE SYS INC          COM      683718100        490      50,000   SH             SOLE                  50,000
ORASURE TECHNOLOGIES INC  COM      68554V108      1,215     100,000   SH             SOLE                 100,000
PARKER DRILLING CO        COM      701081101        738     200,000   SH             SOLE                 200,000
PATTERSON UTI ENERGY INC  COM      703481101      2,331     100,000   SH             SOLE                 100,000
PEPSICO INC               COM      713448108      2,435      50,000   SH             SOLE                  50,000
PHILIP MORRIS COS INC     COM      718154107     12,609     275,000   SH             SOLE                 275,000
QUICKSILVER RESOURCES INC COM      74837R104      1,905     100,000   SH             SOLE                 100,000
REALNETWORKS INC          COM      75605L104      1,188     200,000   SH             SOLE                 200,000
RESEARCH IN MOTION LTD    COM      760975102      7,116     300,000   SH             SOLE                 300,000
S1 CORPORATION            COM      78463B101      2,427     150,000   SH             SOLE                 150,000
SK TELECOM LTD            SPONSOR- 78440P108        541      25,000   SH             SOLE                  25,000
                          ED ADR
TELEFONOS DE MEXICO S A   SPON ADR 879403780      3,502     100,000   SH             SOLE                 100,000
                          ORD L
TELESP CELULAR PART S A   SPON ADR 87952L108      2,222     240,000   SH             SOLE                 240,000
                          PFD
TRIAD HOSPITALS INC       COM      89579K109      1,027      35,000   SH             SOLE                  35,000
US ONCOLOGY INC           COM      90338W103      1,131     150,000   SH             SOLE                 150,000
VISX INC DEL              COM      92844S105     14,590   1,101,100   SH             SOLE               1,101,100
VODAFONE GROUP PLC NEW    SPONSOR- 92857W100      2,568     100,000   SH             SOLE                 100,000
                          ED ADR
WORLDCOM INC GA NEW       WRLDCOM  98157D106      1,901     135,000   SH             SOLE                 135,000
                          GP COM
